Retirement Benefits	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Retirement Benefits

17 RETIREMENT BENEFITS

Retirement benefits are provided through a number of funded and unfunded defined benefit plans and defined contribution plans, the most significant of which are in the Netherlands, UK and USA. Benefits comprise principally pensions; retirement healthcare and life insurance are also provided in certain countries.

Retirement benefit expense	$ million
	2018	2017	2016
Defined benefit plans:
Current service cost, net of plan participants’ contributions	1,494	1,500	1,527
Interest expense on obligations	2,282	2,309	2,643
Interest income on plan assets	(2,087)	(2,019)	(2,358)
Other	(221)	(404)	(116)
Total	1,468	1,386	1,696
Defined contribution plans	410	429	485
Total retirement benefit expense	1,878	1,815	2,181

Retirement benefit expense is presented principally within production and manufacturing expenses and selling, distribution and administrative expenses in the Consolidated Statement of Income. Interest income on plan assets is calculated using the same rate as that applied to the related defined benefit obligations for each plan to determine interest expense.

Remeasurements	$ million
	2018	2017	2016
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions [A]	8,186	(4,495)	(11,391)
Due to experience adjustments [B]	(268)	37	642
Due to changes in demographic assumptions [C]	(459)	933	809
Total	7,459	(3,525)	(9,940)
Return on plan assets (shortage)/in excess of interest income	(2,312)	4,942	5,106
Other movements	66	50	18
Total remeasurements	5,213	1,467	(4,816)

[A] Primarily relates to changes in the discount rate assumptions.

[B] Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.

[C] Primarily relates to updates in mortality assumptions.

Defined benefit plans		$ million
		Dec 31, 2018	Dec 31, 2017
Obligations	.	(91,856)	(104,285)
Plan assets		85,803	93,243
Net liability		(6,053)	(11,042)
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets		6,051	2,799
Non-current liabilities		(11,653)	(13,247)
Current liabilities		(451)	(594)
Total		(6,053)	(11,042)

Defined benefit plan obligations	$ million, except where indicated
	2018	2017
At January 1	104,285	94,405
Current service cost	1,491	1,550
Interest expense	2,282	2,309
Actuarial (gains)/losses	(7,459)	3,525
Benefit payments	(4,435)	(4,579)
Other movements	(360)	(949)
Currency translation differences	(3,948)	8,024
At December 31	91,856	104,285
Comprising:
Funded pension plans	83,276	94,903
Weighted average duration	17 years	19 years
Unfunded pension plans	4,359	4,824
Weighted average duration	13 years	12 years
Other unfunded plans	4,221	4,558
Weighted average duration	12 years	13 years

Defined benefit plan assets	$ million, except where indicated
	2018	2017
At January 1	93,243	81,276
Return on plan assets (shortage)/in excess of interest income	(2,312)	4,942
Interest income	2,087	2,019
Employer contributions	763	1,804
Plan participants’ contributions	47	50
Benefit payments	(4,123)	(4,294)
Other movements	(102)	(245)
Currency translation differences	(3,800)	7,691
At December 31	85,803	93,243
Comprising:
Quoted in active markets:
Equities	24%	32%
Debt securities	53%	45%
Real estate	1%	1%
Investment funds	0%	1%
Other	1%	1%
Other:
Equities	8%	7%
Debt securities	3%	3%
Real estate	6%	6%
Investment funds	3%	3%
Other	0%	1%
Cash	1%	0%

Long-term investment strategies of plans are generally determined by the relevant pension plan trustees using a structured asset liability modelling approach to define the asset mix that best meets the objectives of optimising returns within agreed risk levels while maintaining adequate funding levels. The value of the plan assets was impacted by the reduced return on investments globally.

Employer contributions to defined benefit pension plans are based on actuarial valuations in accordance with local regulations and are estimated to be $0.9 billion in 2019.

Additional contributions to the Netherlands defined benefit pension plan would be required if the 12-month rolling average local funding percentage falls below 105% for six months or more. At the most recent (2018) funding valuation the local funding percentage was above this level. There are no set minimum statutory funding requirements for the UK plans. Under an agreement with the trustee of the main UK defined benefit plan, Shell will provide additional contributions if the funding position falls below a certain level, although this is currently not anticipated. For the US plans, under the Pension Protection Act there are minimum required contribution levels; forecast contributions are expected to exceed these.

The principal assumptions applied in determining the present value of defined benefit obligations and their bases were as follows:

▪	rates of increase in pensionable remuneration, pensions in payment and healthcare costs: historical experience and management’s long-term expectation;
▪	discount rates: prevailing long-term AA corporate bond yields, chosen to match the currency and duration of the relevant obligation; and
▪	mortality rates: published standard mortality tables for the individual countries concerned adjusted for Shell experience where statistically significant.

The weighted averages for those assumptions and related sensitivity information at December 31 are presented below. Sensitivity information indicates by how much the defined benefit obligations would increase or decrease if a given assumption were to increase or decrease with no change in other assumptions.

	$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used		Increase/(decrease) in defined benefit obligations
	2018	2017	Range of assumptions	2018	2017
Rate of increase in pensionable remuneration	4.1%	4.7%	-1% to +1%	(1,576) to 1,819	(2,150) to 2,782
Rate of increase in pensions in payment	1.8%	1.9%	-1% to +1%	(8,304) to 10,104	(10,120) to 12,662
Rate of increase in healthcare costs	6.3%	6.6%	-1% to +1%	(410) to 496	(451) to 551
Discount rate for pension plans	2.9%	2.5%	-1% to +1%	15,606 to (12,078)	19,042 to (14,567)
Discount rate for healthcare plans	4.2%	3.5%	-1% to +1%	536 to (436)	599 to (483)
Expected age at death for persons aged 60:
Men	87 years	87 years	-1 year to +1 year	(1,538) to 1,583	(1,906) to 2,022
Women	89 years	89 years	-1 year to +1 year	(1,436) to 1,476	(1,720) to 1,828